ACCOUNTS PAYABLE (Details Narrative) - USD ($)	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2019
Accounts Payable [Abstract]
Accounts payable	$ 429,233	$ 487,810	$ 810,943